Average Annual Total Returns - DWS ESG Core Equity Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares 10 Years	Class T before tax Class Inception	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	Class R before tax Class Inception	Class R before tax 1 Year	Class R before tax 5 Years	Class R before tax 10 Years	INST Class before tax Class Inception	INST Class before tax 1 Year	INST Class before tax 5 Years	INST Class before tax 10 Years	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	Class S Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class S Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class S Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Aug. 01, 2005	11.95%	8.24%	9.63%	10.61%	6.21%	8.25%	7.42%	6.08%	7.60%		15.78%	8.95%	9.99%	Aug. 01, 2005	17.91%	8.72%	9.46%	Mar. 01, 2011	18.40%	9.24%	10.02%	Aug. 01, 2005	19.09%	9.83%	10.59%	Aug. 01, 2005	19.08%	9.80%	10.55%	20.96%	15.60%	14.01%